CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Sep. 13, 2019
Cash flows from operating activities
Net income for the year		$ 17,341		$ 7,767		$ 63,179
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization		18,831		22,843		14,608
Interest and exchange rate on long term credit		(266)		26		88
Loss (gains) in respect of trading marketable securities and other investments		(4,101)		241		(166)
Increase in liability for employee rights upon retirement		1,445		1,094		491
Share in losses (gains) of affiliated companies, net		842		3,203		(4,219)
Deferred income taxes		(2,158)		(2,246)		2,346
Capital loss on sale of property and equipment, net		199		112		85
Gain from measurement of previously held interests at acquisition date fair value	[1]					(14,677)
Decrease in accounts receivable		4,496		10,704		6,182
Decrease (increase) in other current and non-current assets		3,064		2,021		(10,656)
Decrease in inventories		3,120		3,815		3,580
Decrease in accounts payable		(658)		(1,125)		(3,837)
Decrease in deferred revenues		(5,367)		(7,392)		(3,479)
Increase (decrease) in Obligation to purchase non-controlling interests		(848)		(3,215)		519
Impairment of goodwill		10,508	[2]	12,292	[3]
Impairment of other intangible assets		3,661	[4]	13,862	[5]
Increase (decrease) in other current and non-current liabilities		9,959		(4,323)		(780)
Net cash provided by operating activities		60,068		59,679		53,264
Cash flows from investment activities
Increase in funds in respect of employee rights upon retirement, net of withdrawals		(1,148)		(1,191)		(576)
Capital expenditures		(10,234)		(18,310)		(21,744)
Investment in affiliated company		(90)		(55)		(1,250)
Investment in marketable securities				(1,102)		(8,100)
Repayment of loans from affiliated companies						7,317
Proceeds from (investments in) long - term deposit		(32)		(16)		10
Investments in other companies		(467)		(229)		(1,517)
Proceeds from sale of property and equipment		223		216		381
Sale of marketable securities		269		2,400		9,594
Acquisition of subsidiary (Appendix A)						(68,969)
Net cash used in investment activities		(11,479)		(18,287)		(84,854)
Cash flows from financing activities
Repayment of long term loan		(18,157)		(8,938)		(7,994)
Receipt of long term credit from bank institution						81,695
Short term credit from banking institutions		1,186		(2,167)		(1,004)
Acquisition of company shares purchased by a wholly owned subsidiary				(6,001)
Purchase of shares from non-controlling interests		(750)
Dividend paid		(9,967)		(19,848)		(20,219)
Dividend paid to non-controlling interests		(1,761)		(1,973)		(2,709)
Net cash provided by (used in) financing activities		(29,449)		(38,927)		49,769
Effect of exchange rate changes on cash and cash equivalents		(921)		101		(3,687)
Net increase in cash and cash equivalents		18,219		2,566		14,492
Balance of cash and cash equivalents at beginning of year		53,964		51,398		36,906
Balance of cash and cash equivalents at end of year		72,183		53,964		51,398
Supplementary information on investing and financing activities not involving cash flows:
Long term investments and other assets		6,500
Dividends declared		3,400		5,050		4,822
Appendix A - Acquisitions of subsidiary
Working capital (excluding cash and cash equivalents and deferred revenues), net							$ 34,576
Intangible assets, net							38,583
Property and equipment, net							11,014
Liability for employee rights upon retirement							(1,337)
Goodwill		39,862	[6]	50,086	[6]	62,896	59,402
Consideration paid by issuance of treasury stock, as adjusted							(12,038)
Amount to be received as purchase price adjustment							10,800
Deferred income taxes							763
Other non-current assets							2,132
Fair value of previous investments in acquired companies							(24,734)
Deferred revenues (including current portion)							(34,048)
Obligation to purchase non-controlling interests							(16,144)
Net cash used to pay for the Acquisition							$ 68,969
Supplementary disclosure of cash flow information
Interest paid		1,956		1,788		1,266
Income taxes paid, net of refunds		$ 14,402		$ 10,376		$ 15,533

[1]	during 2018, as a result of the acquisition described in Note 3 the company gained control over certain companies that previously were accounted under the equity method (“JV's”) and began to include these JV's in the consolidated. The company recorded one time gain in the amount of approximately $14.7 million from measurement of the JV's at the acquisition date to fair value.
[2]	As a result of the circumstances described in note 9(**) the company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting unit (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%. As of December 31, 2020, management preformed additional quantitative analysis and determined that no further impairment is required to be recognized.
[3]	As a result of the circumstances described in note 9(*) the company recorded on December 31, 2019, a goodwill impairment in the total amount of US$ 12.3 million in connection with two reporting units (both units related to Road track operations, see Note 3). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third party appraiser in accordance with the income approach. The significant assumptions used for the assessment were discount rate of 14.9% and a long-term growth rate of 0.5%.
[4]	Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on June 30, 2020, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:
[5]	Due to the decline in the results of Road Track (See Note 3) and the current expectation of management for further potential decrease in Road Track anticipated performance, the company performed on December 31, 2019, an impairment analysis of the intangible assets which relate directly to the operation of Road Track. Based on such analysis the company recorded an impairment charge further described below:
[6]	The accumulated amount of goodwill impairment loss as of December 31, 2020, and 2019 was US$ 29.89 million and US$ 19.39 million, respectively.